Corporate debt	12 Months Ended
Dec. 31, 2020
Corporate debt [Abstract]
Corporate debt
Note 14.- Corporate debt

The breakdown of the corporate debt as of December 31, 2020 and 2019 is as follows:

	Balance as of December 31,
Non-current	2020	2019
Credit Facilities with financial entities	867,933	695,085
Notes and Bonds	102,144	-
Total Non-current	970,077	695,085

	Balance as of December 31,
Current	2020	2019
Credit Facilities with financial entities	342	789
Notes and Bonds	23,306	27,917
Total Current	23,648	28,706

On February 10, 2017, the Company issued Senior Notes due 2022, 2023, 2024 (the “Note Issuance Facility 2017”), in an aggregate principal amount of €275,000 thousand. The Note Issuance Facility 2017 was fully repaid on April 2, 2020.

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10 million, approximately $12.2 million, which is available in euros or U.S. dollars. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2% or LIBOR plus 2%, depending on the currency. As of December 31, 2020, the 2017 Credit Facility is fully available (€9 million drawn down as of December 31, 2019). The credit facility maturity is December 13, 2021.

On May 10, 2018, the Company entered into a $215 million revolving credit facility (the “Revolving Credit Facility”) with Royal Bank of Canada, as administrative agent and Royal Bank of Canada and Canadian Imperial Bank of Commerce, as issuers of letters of credit. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, LIBOR plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $100 million of the Revolving Credit Facility. During the year 2019, the amount of the Revolving Credit Facility increased from $215 million to $425 million and the maturity was extended to December 31, 2022. On December 31, 2020, the Company had issued letter of credits for $10 million and, therefore, $415 million of the Revolving Credit Facility are available. On December 31, 2019 the Company had drawn down $84 million which were repaid in the third quarter of 2020.

On April 30, 2019, the Company entered into a senior unsecured note facility with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of €268 million (the “Note Issuance Facility 2019”). The principal amount was issued on May 24, 2019. The Note Issuance Facility 2019 includes an upfront fee of 2% paid on drawdown and its maturity date is April 30, 2025. Interest accrue at a rate per annum equal to the sum of 3-month EURIBOR plus 4.50%. The interest rate on the Note Issuance Facility 2019 is fully hedged by an interest rate swap with effective date June 28, 2019 and maturity date June 30, 2022, resulting in the Company paying a net fixed interest rate of 4.24%. The Note Issuance Facility 2019 provides that the Company may capitalize interest on the notes issued thereunder for a period of up to two years from closing at the Company´s discretion, subject to certain conditions.

On October 8, 2019, the Company filed a euro commercial paper program (the “Commercial Paper”) with the Alternative Fixed Income Market (MARF) in Spain. The program had an original maturity of twelve months and was extended for another twelve-month period on October 8, 2020. The program allows Atlantica to issue short term notes over the next twelve months for up to €50 million, with such notes having a tenor of up to two years. As of December 31, 2020, the Company had €17.4 million issued and outstanding under the program at an average cost of 0.69% (€25 million as of December 31, 2019).

On April 1, 2020, the Company closed the secured 2020 Green Private Placement for €290 million (approximately $354 million). The private placement accrues interest at an annual 1.96% interest, payable quarterly and has a June 2026 maturity. Net proceeds were primarily used to fully repay the Note Issuance Facility 2017.

On July 8, 2020, the Company entered into a senior unsecured financing (the “Note Issuance Facility 2020”) with Lucid Agency Services Limited, as agent, and a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of approximately $171 million which is denominated in euros (€140 million). The Note Issuance Facility 2020 was issued on August 12, 2020, accrues interest at an annual 5.25% interest, payable quarterly and has a maturity of seven years from the closing date.

On July 17, 2020, the Company issued $100 million aggregate principal amount of 4.00% convertible bonds (the “Green Exchangeable Notes”) due 2025. On July 29, 2020, the Company closed an additional $15 million aggregate principal amount of the Green Exchangeable Notes. The notes mature on July 15, 2025 and bear interest at a rate of 4.00% per annum. The initial exchange rate of the notes is 29.1070 ordinary shares per $1,000 principal amount of notes, which is equivalent to an initial exchange price of $34.36 per ordinary share. Noteholders may exchange their notes at their option at any time prior to the close of business on the scheduled trading day immediately preceding April 15, 2025, only during certain periods and upon satisfaction of certain conditions. On or after April 15, 2025, noteholders may exchange their notes at any time. Upon exchange, the notes may be settled, at the election of the Company, into ordinary shares of Atlantica, cash or a combination thereof. The exchange rate is subject to adjustment upon the occurrence of certain events.

On December 4, 2020, the Company entered into a credit facility (the “2020 Credit Facility”) for up to €5 million, approximately $6.1 million. Amounts drawn down accrue interest at a rate per year equal to 2.50%. As of December 31, 2020, the total amount of the credit has been drawn down. The maturity date is December 4, 2025.

As per IAS 32, “Financial Instruments: Presentation”, the conversion option of the Green Exchangeable Notes is an embedded derivative classified within the line “Derivative liabilities” of these consolidated financial statements (Note 9). It was initially valued at transaction date for $10 million, and prospective changes to its fair value are accounted for directly through the profit and loss statement. The principal element of the Green Exchangeable Notes, classified within the line “Corporate debt” of these consolidated  financial statements, is initially valued as the difference between the consideration received from the holders of the instrument and the value of the embedded derivative, and thereafter, at amortized cost using the effective interest method as per IFRS 9, “Financial Instruments”.

The repayment schedule for the corporate debt as of December 31, 2020 is as follows:

	2021	2022	2023	2024	2025	Subsequent years	Total
2017 Credit Facility	41	-	-	-	-	-	41
Notes Issuance Facility 2019	-	-	-	-	343,999	-	343,999
Commercial Paper	21,224	-	-	-	-	-	21,224
2020 Green Private Placement	289	-	-	-	-	351,026	351,315
Note Issuance Facility 2020	-	-	-	-	-	166,846	166,846
Green Exchangeable Notes	2,083	-	-	-	102,144	-	104,227
2020 Credit Facility	11	-	2,036	2,036	1,990	-	6,073
Total	23,648	-	2,036	2,036	448,133	517,872	993,725

The repayment schedule for the corporate debt as of December 31, 2019 was as follows:

	2020	2021	2022	2023	2024	Subsequent years	Total
Revolving Credit Facility	701	-	81,164	-	-	-	81,865
Note Issuance Facility 2017	84	-	101,317	100,513	100,413	-	302,327
2017 Credit Facility	4	10,085	-	-	-	-	10,089
Notes Issuance Facility 2019	-	7,938	-	-	-	293,655	301,593
Commercial Paper	27,917	-	-	-	-	-	27,917
Total	28,706	18,023	182,481	100,513	100,413	293,655	723,791

The following table details the movement in corporate debt for the years 2020 and 2019, split between cash and non-cash items:

Corporate Debt	2020	2019
Initial balance	723,791	684,073
Cash Flow	171,182	6,620
Non-cash changes	98,752	33,098
Final balance	993,725	723,791

The non-cash changes primarily relate to interests accrued and to currency translation differences.